As filed with the Securities and Exchange Commission on August 31, 2009.

Registration No. 333-161012

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[XX] Pre-Effective Amendment No. 1
[ ] Post-Effective Amendment No.

PRINCIPAL FUNDS, INC.
f/k/a Principal Investors Fund, Inc.
(Exact name of Registrant as specified in charter)

680 8th Street, Des Moines, Iowa 50392-2080
(Address of Registrant's Principal Executive Offices)

515-248-3842
(Registrant's Telephone Number, Including Area Code)

Michael D. Roughton
Counsel, Principal Funds, Inc.
711 High Street
Des Moines, Iowa 50392-2080
(Name and Address of Agent for Service)

Copies of all communications to:
John W. Blouch
Dykema Gossett PLLC
1300 I Street, N.W.
Washington, D.C. 20005-3353
202-906-8714; 202-906-8669 (Fax)

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class A, Class B, and Class C
Shares common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f)
under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on September 23, 2009, pursuant to Rule 488 under the
Securities Act of 1993.

NOTE: This Pre-Effective Amendment No. 1 is being filed solely to delay the effective date of this Registration
Statement. This Pre-Effective Amendment No. 1 is not intended to amend or supersede any information contained in the Registration Statement.

PRINCIPAL FUNDS, INC.

PART A

PROSPECTUS/PROXY STATEMENT

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of
Principal Funds, Inc. (“the Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (“the SEC”) on August 4, 2009 (accession no.
0000898745-09-000363) (“the Registration Statement”).

PRINCIPAL FUNDS, INC.
PART B
STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registrant’s Registration Statement filed with the SEC on August 4, 2009.

PRINCIPAL FUNDS, INC.
PART C
OTHER INFORMATION

Part C is incorporated by reference to Part C of the Registrant’s Registration Statement filed with the SEC on August 4, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 31st day of
August, 2009.

Principal Funds, Inc.
(Registrant)

/s/ R. C. Eucher
R. C. Eucher
Chairman of the Board and
Chief Executive Officer

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	August 31, 2009
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A Rasmussen
	Vice President,	August 31, 2009
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and Director	August 31, 2009
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	August 31, 2009
M. J. Beer

(E. Ballantine)*
	Director	August 31, 2009
E. Ballantine

(K. Blake)*
	Director	August 31, 2009
K. Blake

(C. Damos)*
	Director	August 31, 2009
C. Damos

(R. W. Gilbert)*
	Director	August 31, 2009
R. W. Gilbert

(M. A. Grimmett)*
	Director	August 31, 2009
M. A. Grimmett

(F. S. Hirsch)*
	Director	August 31, 2009
F. S. Hirsch

(W. C. Kimball)*
	Director	August 31, 2009
W. C. Kimball

(B. A. Lukavsky)*
	Director		August 31, 2009
B. A. Lukavsky

(W. G. Papesh)*
	Director		August 31, 2009
W. G. Papesh

(D. Pavelich)*
	Director		August 31, 2009
D. Pavelich

		*By	/s/ M. J. Beer
M. J. Beer
Executive Vice President

*Pursuant to Powers of Attorney previously filed on
August 4, 2009